Goodwill and Intangible Assets, Net - Schedule of Goodwill By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning balance	$ 66,420	$ 66,420
Additions	0	0
Impairment charges	0	0
Ending balance	66,420	66,420
Travel Marketplace
Goodwill [Roll Forward]
Beginning balance	58,999	58,999
Additions	0	0
Impairment charges	0	0
Ending balance	58,999	58,999
SAAS Platform
Goodwill [Roll Forward]
Beginning balance	7,421	7,421
Additions	0	0
Impairment charges	0	0
Ending balance	$ 7,421	$ 7,421